Significant and Critical Accounting Policies and Practices (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Jerrick Ventures LLC [Member]
Name of combined affiliate	Jerrick Ventures LLC	Jerrick Ventures LLC
State or other jurisdiction of incorporation or organization	The State of Delaware	The State of Delaware
Company interest	100.00%	100.00%
Jerrick Australia Pty Ltd [Member]
Name of combined affiliate	Jerrick Australia Pty Ltd
State or other jurisdiction of incorporation or organization	Australia
Company interest	100.00%